Summarized Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Operating revenues	$ 215,861	$ 199,253	$ 146,591	$ 159,386	$ 189,301	$ 222,503	$ 207,998	$ 219,309	$ 721,091	$ 839,111	$ 1,230,020
Gain (loss) on commodity derivatives					2	9,390	(3,646)	36,865	0	42,611	82,402
Operating expenses	99,313	99,788	94,746	126,868	207,452	195,339	188,483	189,347	420,715	780,621
Ceiling test and other impairments					3,144,899				0	3,144,899	0
Interest expense			(16,662)	(49,903)	(43,494)	(43,137)	(42,619)	(42,668)	(66,565)	(171,918)	(126,157)
Restructuring expenses		(28)	(1,569)	(5,579)					(7,176)	0	0
Contract settlement	(131,106)								(131,106)	0	0
Other income (expense), net	1,993	2,124	2,411	943	903	2,354	1,827	(992)	7,471	4,092
Total other (expense) income, net	(129,113)	2,096	(15,820)	(54,539)					(197,376)	(125,215)	(22,562)
Reorganization items, net	(22,211)	(3,109)	(22,183)						(47,503)	0	0
Income before income tax (benefit) provision	(34,776)	98,452	13,842	(22,021)	(3,205,639)	(4,229)	(24,923)	23,167	55,497	(3,211,624)	537,027
Income tax (benefit) provision	(349)	45	(160)	(190)	(999)	(1,133)	(250)	(2,022)	(654)	(4,404)	(5,824)
Net income (loss)	$ (34,427)	$ 98,407	$ 14,002	$ (21,831)	$ (3,204,640)	$ (3,096)	$ (24,673)	$ 25,189	$ 56,151	$ (3,207,220)	$ 542,851
Net income (loss) per common share — basic	$ (0.22)	$ 0.64	$ 0.09	$ (0.14)	$ (20.91)	$ (0.02)	$ (0.16)	$ 0.16	$ 0.37	$ (20.94)	$ 3.54
Net income (loss) per common share — fully diluted	$ (0.22)	$ 0.64	$ 0.09	$ (0.14)	$ (20.91)	$ (0.02)	$ (0.16)	$ 0.16	$ 0.36	$ (20.94)	$ 3.51